7. LICENSE AND COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 7. LICENSE AND COMMITMENTS

National Institutes of Health and the National Cancer Institute

Effective August 5, 2011, the Company signed a Cooperative Research and Development Agreement (CRADA) with the National Institutes of Health and the National Cancer Institute (NCI). Under the terms of the five-year cooperative research and development agreement, the Company will work with Steven A. Rosenberg, M.D., Ph.D., chief of NCI’s Surgery Branch, to develop adoptive cell immunotherapies that are designed to destroy metastatic melanoma cells using a patient’s tumor infiltrating lymphocytes.

The Company will provide funds in the amount of $1,000,000 per year of the CRADA for Dr. Rosenberg to use to acquire technical, statistical, and administrative support for the research activities, as well as to pay for supplies and travel expenses. The Company will provide funds in the amount of $250,000 on a quarterly basis. The first quarterly installment of $250,000 was due within thirty (30) days of the Effective Date of the CRADA and each subsequent installment will be due within thirty (30) days of each quarterly anniversary of the December 5, 2011 Effective Date. In addition, although the CRADA has a five year term, either party to the CRADA has the right to terminate the CRADA upon 60 days’ notice to the other party.

During the nine months ended September 30, 2013, the Company recognized a total of $750,000 of CRADA expenses, which was recorded as part of Research and Development expenses in the condensed statement of operations. As of September 30, 2013 and December 31, 2012, $250,000 and $500,000, respectively, was due under these agreements.

National Institutes of Health

Effective October 5, 2011, the Company entered into a Patent License Agreement (the “License Agreement”) with the National Institutes of Health, an agency of the United States Public Health Service within the Department of Health and Human Services (“NIH”). Pursuant to the License Agreement, NIH granted to the Company a non-exclusive worldwide right and license to develop and manufacture certain proprietary autologous tumor infiltrating lymphocyte adoptive cell therapy products for the treatment of metastatic melanoma, ovarian cancer, breast cancer, and colorectal cancer. The license agreement required us to pay the NIH approximately $723,000 of upfront licensing fees and expense reimbursements in 2011, which amounts were included in Research and Development expenses in fiscal 2011. In addition, the Company will have to pay royalties of six percent (6%) of net sales (subject to certain annual minimum royalty payments), a percentage of revenues from sublicensing arrangements, and lump sum benchmark royalty payments on the achievement of certain clinical and regulatory milestones for each of the various indications and other direct cost incurred by NIH pursuant to the agreement. The Company initially intends to focus on the development of licensed products in the metastatic melanoma field of use. If the Company achieves all benchmarks for metastatic melanoma, up to and including the product’s first commercial sale in the United States, the total amount of such benchmark payments will be $6,050,000. The benchmark payments for the other three indications, if all benchmarks are achieved, will be $6,050,000 for ovarian cancer, $12,100,000 for breast cancer, and $12,100,000 for colorectal cancer. Accordingly, if the Company achieves all benchmarks for all four licensed indications, the aggregate amount of benchmark royalty payments that the Company will have to make to NIH will be $36,300,000.

During the year ended December 31, 2012 and the nine months ended September 30, 2013, there were no net sales subject to certain annual minimum royalty payments, a percentage of revenues from sublicensing arrangements. In addition there were no benchmarks or milestones achieved that would require payment under the lump sum benchmark royalty payments on the achievement of certain clinical and regulatory milestones for each of the various indications.

As of the date of these financial statements, the amount due of $632,292 is currently past due and included in the condensed balance sheet and the Company deemed in default.

National Cancer Institute

Effective August 5, 2011, the Company signed a Cooperative Research and Development Agreement (CRADA) with the National Institutes of Health and the National Cancer Institute (NCI).  Under the terms of the five-year cooperative research and development agreement, the Company will work with Steven A. Rosenberg, M.D., Ph.D., chief of NCI’s Surgery Branch, to develop adoptive cell immunotherapies that are designed to destroy metastatic melanoma cells using a patient’s tumor infiltrating lymphocytes.

The Company will provide funds in the amount of $1,000,000 per year of the CRADA for Dr. Rosenberg to use to acquire technical, statistical, and administrative support for the research activities, as well as to pay for supplies and travel expenses.  The Company will provide funds in the amount of $250,000 on a quarterly basis.  The first quarterly installment of $250,000 was due within thirty (30) days of the Effective Date of the CRADA and each subsequent installment will be due within thirty (30) days of each quarterly anniversary of the December 5, 2011 Effective Date.  In addition, although the CRADA has a five year term, either party to the CRADA has the right to terminate the CRADA upon 60 days’ notice to the other party.

During the year ended December 31, 2012, the Company recognized a total of $1,000,000 of CRADA expenses, which was recorded as part of Research and Development expenses in the statement of operations, of which, $500,000 remains outstanding as of December 31, 2012 and is included in Accrued Expenses in the balance sheet.

As of September 23, 2013 (the date of  the Report Of Independent Registered Public Accounting Firm), the amount due of $500,000 as of December 31, 2012 was paid in full, however, the Company is currently in default of its 2013 dues amounting to approximately $250,000.  The Company has not received any termination notice from the NCI and is currently in discussion to cure the default.

National Institutes of Health

Effective October 5, 2011, the Company entered into a Patent License Agreement (the “License Agreement”) with the National Institutes of Health, an agency of the United States Public Health Service within the Department of Health and Human Services (“NIH”).  Pursuant to the License Agreement, NIH granted to the Company a non-exclusive worldwide right and license to develop and manufacture certain proprietary autologous tumor infiltrating lymphocyte adoptive cell therapy products for the treatment of metastatic melanoma, ovarian cancer, breast cancer, and colorectal cancer.  The license agreement required us to pay the NIH approximately $723,000 of upfront licensing fees and expense reimbursements in 2011, which amounts are included in Research and Development expenses in fiscal 2011.  In addition, the Company will have to pay royalties of six percent (6%) of net sales (subject to certain annual minimum royalty payments of $20,000), a percentage of revenues from sublicensing arrangements, and lump sum benchmark royalty payments on the achievement of certain clinical and regulatory milestones for each of the various indications and other direct cost incurred by NIH pursuant to the agreement.  The Company initially intends to focus on the development of licensed products in the metastatic melanoma field of use.  If the Company achieves all benchmarks for metastatic melanoma, up to and including the product’s first commercial sale in the United States, the total amount of such benchmark payments will be $6,050,000.  The benchmark payments for the other three indications, if all benchmarks are achieved, will be $6,050,000 for ovarian cancer, $12,100,000 for breast cancer, and $12,100,000 for colorectal cancer.  Accordingly, if the Company achieves all benchmarks for all four licensed indications, the aggregate amount of benchmark royalty payments that the Company will have to make to NIH will be $36,300,000.

During the year ended December 31, 2012 there were no net sales that would be subject to royalty payments or a percentage of revenues from sublicensing arrangements.  In addition there were no benchmarks or milestones achieved that would require payment under the lump sum benchmark royalty payments on the achievement of certain clinical and regulatory milestones for each of the various indications.   During the year ended December 31, 2012, the Company accrued $682,292 for reimbursement of direct expenses, such as legal costs associated with patents, incurred by the NIH in performing on the licensing agreement, annual minimum royalty  due and penalty interest of $46,526.  Such costs are reimbursable from the Company to the NIH pursuant to the terms of the licensing agreement.

As of September 23, 2013 (the date of  the Report Of Independent Registered Public Accounting Firm), the amount due of $682,292 is currently past due and the Company is deemed in default.  The Company has not received any termination notice from the NIH and is currently in discussion to cure the default.

Lonza Walkersville, Inc.

On June 21, 2011, the Company entered into a process development and scale-up consulting agreement with Lonza Walkersville, Inc. (“Lonza”) relating to the manufacture of Cōntego.  Lonza is a leading international supplier to the pharmaceutical, healthcare and life science industries.  Effective as of November 4, 2011 the Company entered into a Letter of Intent with Lonza Walkersville, Inc. (the “LOI”) whereby Lonza agreed to provide certain process development services as well as to investigate the development and manufacture of our TIL-based adoptive cell therapy.  Pursuant to the terms of the LOI, the Company paid a reservation fee to Lonza of $500,000 which was included in Research and Development Costs in the accompany statement of operations for the year ended December 31, 2011.  The reservation fee payable to Lonza is non-refundable except in the event that Lonza terminates the LOI.

In December 2011, the Company entered into a five-year Manufacturing Services Agreement with Lonza.  Under the Manufacturing Services Agreement, Lonza agreed to manufacture, package, ship and handle quality assurance and quality control of our our TIL-based autologous cell therapy products.  All of Lonza services will be provided under separate statements of work that we have agreed to enter into, from time to time, with Lonza.  The first statement of work, which we entered into in December 2011, describes the services Lonza must perform in connection with optimizing the manufacturing process for our TIL-based products.  The fees and costs of Lonza’s services under the Manufacturing Services Agreement depend on each statement of work.  As of December 31, 2012, Lonza had provided the services related to the $500,000 payment.  There were no additional statements of work agreements entered into with Lonza during the year ended December 31, 2012.

During the year ended December 31, 2012, no services were rendered by Lonza in reference to this agreement.